As Filed with the Securities and Exchange Commission on October 17, 2014

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Julian Sluyters

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 16, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to Class R6 and Institutional Class shares of AllianzGI Best Styles U.S. Equity Fund, and Class A and Institutional Class shares of each of AllianzGI Emerging Markets Consumer Fund and AllianzGI Emerging Markets Small-Cap Fund (collectively, the “Funds”), each a series of Allianz Funds Multi-Strategy Trust (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, as amended (the “Act”), pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Post-Effective Amendment No. 70 is being filed pursuant to Rule 485(b)(1)(iii) under the Act, solely to designate November 16, 2014 as the new effective date for the Registration Statement of the Funds, filed in Post-Effective Amendment No. 63 on August 4, 2014 pursuant to Rule 485(a) under the Act. This Post-Effective Amendment No. 70 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 63.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

ALLIANZGI BEST STYLES U.S. EQUITY FUND

ALLIANZGI EMERGING MARKETS CONSUMER FUND

ALLIANZGI EMERGING MARKETS SMALL-CAP FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Allianz Funds Multi-Strategy Trust (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 65 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on August 4, 2014 (“Amendment No. 63/65”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 63/65 to the Trust’s Registration Statement on Form N-1A filed with the SEC on August 4, 2014.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 63/65 to the Trust’s Registration Statement on Form N-1A filed with the SEC on August 4, 2014.

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 70 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 17th day of October, 2014.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Julian Sluyters
Name:	Julian Sluyters
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Julian Sluyters Julian Sluyters		President and Chief Executive Officer	October 17, 2014

Lawrence G. Altadonna* Lawrence G. Altadonna		Treasurer and Principal Financial and Accounting Officer

Deborah A. DeCotis* Deborah A. DeCotis		Trustee

Bradford K. Gallagher* Bradford K. Gallagher		Trustee

James A. Jacobson* James A. Jacobson		Trustee

Hans W. Kertess* Hans W. Kertess		Trustee

John C. Maney* John C. Maney		Trustee

William B. Ogden, IV* William B. Ogden, IV		Trustee

Alan Rappaport* Alan Rappaport		Trustee

	*By:	/s/ Julian Sluyters
Julian Sluyters
Attorney-In-fact and Agent for the Individuals Noted Above
Date: October 17, 2014